Match Funded Liabilities - Additional Information (Detail)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Weighted average interest rate	2.78%
Percentage of fee on the unused borrowing	0.75%
1 month LIBOR rate increase	0.0100
Additional increase rate on 1 month LIBOR	1.00%
Interest Rate Risk | Class A-1 Term Note
Debt Instrument [Line Items]
Additional increase rate apply date	2013-02
Interest Rate Risk | Class A-2 Variable Funding Note
Debt Instrument [Line Items]
Additional increase rate apply date	2013-05